BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of Investments (unaudited)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 39.1%
CONSUMER DISCRETIONARY - 4.4%
Automobiles - 4.2%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	1.114%	4/5/21	18,725,000	$18,258,206	(a)
General Motors Co., Senior Notes	6.250%	10/2/43	3,830,000	4,567,604
General Motors Co., Senior Notes	5.950%	4/1/49	6,915,000	8,296,544

Total Automobiles				31,122,354

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp., Senior Notes	3.600%	7/1/30	590,000	693,404
McDonald’s Corp., Senior Notes	3.625%	9/1/49	785,000	935,691

Total Hotels, Restaurants & Leisure				1,629,095

TOTAL CONSUMER DISCRETIONARY				32,751,449

ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Apache Corp., Senior Notes	4.750%	4/15/43	3,410,000	3,256,550
Apache Corp., Senior Notes	4.250%	1/15/44	655,000	588,006
Apache Corp., Senior Notes	5.350%	7/1/49	535,000	517,602
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	5,730,000	6,807,546
Hess Corp., Senior Notes	5.600%	2/15/41	1,535,000	1,750,728
Hess Corp., Senior Notes	5.800%	4/1/47	805,000	941,900
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	15,405,000	12,543,983
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	12,715,000	11,201,152	(b)

TOTAL ENERGY				37,607,467

FINANCIALS - 19.7%
Banks - 13.2%
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	14,985,000	19,553,960	(a)
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.778%	3/10/23	16,735,000	16,750,352	(a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.900%	3/17/23	15,405,000	15,447,322	(a)
Citibank NA, Senior Notes (3 mo. USD LIBOR + 0.350%)	0.785%	2/12/21	23,305,000	23,337,146	(a)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	1.270%	7/26/21	7,315,000	7,376,081	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL - Global Unconstrained Bond Fund 2020 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	6,725,000	$8,275,161	(a)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	4,625,000	6,639,491	(a)

Total Banks				97,379,513

Capital Markets - 4.2%
Daimler Finance North America LLC, Senior
Notes (3 mo. USD LIBOR + 0.450%)	0.808%	2/22/21	12,285,000	12,270,423	(a)(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	1.110%	2/23/23	18,620,000	18,660,416	(a)

Total Capital Markets				30,930,839

Consumer Finance - 1.0%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	1.141%	11/5/21	7,365,000	7,404,129	(a)

Insurance - 1.3%
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.672%	1/13/23	9,870,000	9,854,627	(a)(b)

TOTAL FINANCIALS				145,569,108

INDUSTRIALS - 3.8%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	3.950%	8/1/59	2,340,000	2,194,550
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,195,000	1,585,883

Total Aerospace & Defense				3,780,433

Airlines - 1.8%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	2,680,000	2,659,673
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	1,585,000	1,294,773
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,300,000	2,458,677	(b)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	6,935,000	7,300,038

Total Airlines				13,713,161

Machinery - 1.5%
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.230%)	0.543%	3/15/21	11,075,000	11,088,860	(a)

TOTAL INDUSTRIALS				28,582,454

INFORMATION TECHNOLOGY - 4.1%
Electronic Equipment, Instruments & Components - 0.4%
Jabil Inc., Senior Notes	3.000%	1/15/31	3,335,000	3,390,730

Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp., Senior Notes	4.750%	3/25/50	2,740,000	3,991,763
Intel Corp., Senior Notes	4.950%	3/25/60	1,160,000	1,790,974

Total Semiconductors & Semiconductor Equipment				5,782,737

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Software - 2.1%
Oracle Corp., Senior Notes	3.600%	4/1/50	6,390,000		$7,683,651
Oracle Corp., Senior Notes	3.850%	4/1/60	6,000,000		7,572,485

Total Software					15,256,136

Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co., Senior Notes	6.200%	10/15/35	4,575,000		5,792,862

TOTAL INFORMATION TECHNOLOGY					30,222,465

MATERIALS - 2.0%
Metals & Mining - 2.0%
Anglo American Capital PLC, Senior Notes	5.625%	4/1/30	7,310,000		9,179,81	(b)
Steel Dynamics Inc., Senior Notes	3.250%	1/15/31	5,010,000		5,485,693

TOTAL MATERIALS					14,665,504

TOTAL CORPORATE BONDS & NOTES (Cost - $270,611,978)					289,398,447

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 21.5%
U.S. Government Obligations - 21.5%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.154%)	0.259%	1/31/22	25,715,000		25,760,858	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.219%	4/30/22	132,925,000		133,095,269	(a)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $158,719,143)					158,856,127

SOVEREIGN BONDS - 19.7%
Brazil - 3.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	60,640,000	BRL	13,249,561
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	57,800,000	BRL	13,409,317

Total Brazil					26,658,878

Colombia - 4.4%
Colombian TES, Bonds	6.000%	4/28/28	115,080,000,000	COP	32,313,320

Indonesia - 3.8%
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	274,700,000,000	IDR	21,291,131
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	89,300,000,000	IDR	6,670,282

Total Indonesia					27,961,413

Mexico - 5.5%
Mexican Bonos, Bonds	8.000%	11/7/47	156,000,000	MXN	7,987,859
Mexican Bonos, Senior Notes	8.500%	5/31/29	92,000,000	MXN	4,938,071
Mexican Bonos, Senior Notes	7.750%	11/23/34	129,900,000	MXN	6,697,248
Mexican Bonos, Senior Notes	8.500%	11/18/38	395,800,000	MXN	21,482,932

Total Mexico					41,106,110

See Notes to Schedule of Investments.

BrandywineGLOBAL - Global Unconstrained Bond Fund 2020 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Poland - 2.4%
Republic of Poland Government Bond	5.250%	10/25/20	32,365,000	PLN	$8,745,943
Republic of Poland Government Bond	2.000%	4/25/21	34,730,000	PLN	9,407,751

Total Poland					18,153,694

TOTAL SOVEREIGN BONDS (Cost - $162,142,367)					146,193,415

COLLATERALIZED MORTGAGE OBLIGATIONS (C) - 12.2%
Angel Oak Mortgage Trust, 2019-6 A1	2.620%	11/25/59	6,933,016		7,001,575	(a)(b)
Angel Oak Mortgage Trust I LLC, 2019-2 A1	3.628%	3/25/49	3,810,814		3,919,315	(a)(b)
Benchmark Mortgage Trust, 2020-B16 A5	2.732%	2/15/53	11,560,000		12,814,535
Commercial Mortgage Trust, 2017-COR2 A3	3.510%	9/10/50	11,925,000		13,392,481
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.155%	5/15/36	5,365,000		5,363,746	(a)(b)
DBRR Trust, 2011-LC2 A4A	4.537%	7/12/44	9,248,904		9,346,154	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K087 A2	3.771%	12/25/28	12,130,000		14,723,428
IM Pastor Fondo de Titulizacion de Activos, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	3,737,689	EUR	3,999,861	(a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 A3	3.276%	11/15/52	8,755,000		9,728,092
Residential Mortgage Loan Trust, 2019-3 A1	2.633%	9/25/59	9,528,833		9,713,782	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $86,984,619)					90,002,969

ASSET-BACKED SECURITIES - 2.5%
Towd Point Mortgage Trust, 2018-3 A2	3.875%	5/25/58	2,545,000		2,768,805	(a)(b)
Towd Point Mortgage Trust, 2018-5 A1	3.250%	7/25/58	14,890,189		15,888,529	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $17,849,276)					18,657,334

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $696,307,383)					703,108,292

			SHARES
SHORT-TERM INVESTMENTS - 4.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $31,955,555)	0.009%		31,955,555		31,955,555

TOTAL INVESTMENTS - 99.3% (Cost - $728,262,938)					735,063,847
Other Assets in Excess of Liabilities - 0.7%					5,252,322

TOTAL NET ASSETS - 100.0%					$740,316,169

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviations used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PLN	— Polish Zloty
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At July 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro-BTP	324	9/20	$53,368,502	$56,099,586	$2,731,084

At July 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	37,870,000	USD	23,136,866	HSBC Securities Inc.	8/3/20	$1,978,680
USD	22,654,402	NZD	37,870,000	HSBC Securities Inc.	8/3/20	(2,461,144)
NZD	112,870,000	USD	75,051,891	JPMorgan Chase & Co.	8/4/20	(195,862)
USD	73,671,603	NZD	112,870,000	JPMorgan Chase & Co.	8/4/20	(1,184,426)
AUD	36,060,000	USD	23,490,385	HSBC Securities Inc.	8/5/20	2,273,197
USD	23,132,959	AUD	36,060,000	HSBC Securities Inc.	8/5/20	(2,630,623)
PEN	50,800,000	USD	14,880,342	HSBC Securities Inc.	8/6/20	(506,742)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,204,654	AUD	1,870,000	HSBC Securities Inc.	8/6/20	$(131,400)
USD	14,000,965	AUD	21,730,000	HSBC Securities Inc.	8/6/20	(1,524,406)
USD	14,712,451	AUD	22,830,000	HSBC Securities Inc.	8/6/20	(1,598,834)
USD	14,494,408	PEN	50,800,000	HSBC Securities Inc.	8/6/20	120,807
AUD	2,730,000	USD	1,761,026	JPMorgan Chase & Co.	8/6/20	189,470
USD	21,981,628	AUD	30,790,000	JPMorgan Chase & Co.	8/6/20	(16,816)
AUD	21,480,000	USD	15,250,048	National Australia Bank Ltd.	8/6/20	96,706
USD	15,477,323	HUF	4,880,000,000	Goldman Sachs Group Inc.	8/7/20	(1,213,204)
HUF	720,000,000	USD	2,230,207	HSBC Securities Inc.	8/7/20	232,330
HUF	4,160,000,000	USD	12,860,066	HSBC Securities Inc.	8/7/20	1,367,924
MXN	139,000,000	USD	6,002,414	Citibank N.A.	8/13/20	232,692
MXN	141,300,000	USD	6,158,714	Citibank N.A.	8/13/20	179,563
MXN	415,800,000	USD	17,355,082	Citibank N.A.	8/13/20	1,296,408
MXN	73,700,000	USD	3,061,928	Goldman Sachs Group Inc.	8/13/20	244,024
MXN	201,200,000	USD	9,249,351	Goldman Sachs Group Inc.	8/13/20	(224,147)
USD	10,955,135	MXN	241,300,000	JPMorgan Chase & Co.	8/13/20	131,170
USD	15,166,023	ZAR	255,320,000	Citibank N.A.	8/14/20	252,457
ZAR	255,320,000	USD	14,724,082	Citibank N.A.	8/14/20	189,484
HUF	6,574,000,000	USD	21,583,820	Citibank N.A.	8/26/20	896,705
JPY	1,977,000,000	USD	18,786,543	Citibank N.A.	8/26/20	(104,823)
JPY	4,076,000,000	USD	37,670,109	Citibank N.A.	8/26/20	846,174
JPY	7,858,000,000	USD	73,309,077	Citibank N.A.	8/26/20	945,328
USD	22,298,058	JPY	2,398,000,000	Citibank N.A.	8/26/20	(361,915)
USD	37,288,687	JPY	4,009,000,000	Citibank N.A.	8/26/20	(594,478)
USD	72,770,171	JPY	7,834,000,000	Citibank N.A.	8/26/20	(1,257,446)
USD	20,848,000	HUF	6,574,000,000	Goldman Sachs Group Inc.	8/26/20	(1,632,525)
JPY	330,000,000	USD	3,063,526	UBS Securities LLC	8/26/20	54,818
USD	15,191,556	GBP	12,250,000	Citibank N.A.	8/28/20	(846,129)
GBP	15,430,000	USD	19,313,268	HSBC Securities Inc.	8/28/20	887,669
GBP	18,120,000	USD	22,376,932	HSBC Securities Inc.	8/28/20	1,345,750
USD	3,917,187	EUR	3,460,000	Citibank N.A.	9/2/20	(161,366)
USD	73,834,376	EUR	65,400,000	Citibank N.A.	9/2/20	(3,257,354)
EUR	32,630,000	USD	36,334,517	HSBC Securities Inc.	9/2/20	2,128,835
EUR	30,850,000	USD	34,820,858	JPMorgan Chase & Co.	9/2/20	1,544,278
GBP	11,560,000	USD	14,554,098	Citibank N.A.	9/8/20	581,164
GBP	31,180,000	USD	38,711,373	Citibank N.A.	9/8/20	2,111,936
CHF	35,680,000	USD	37,701,956	Goldman Sachs Group Inc.	9/11/20	1,360,487
USD	63,091,185	CHF	60,230,000	Goldman Sachs Group Inc.	9/11/20	(2,848,583)
MYR	149,600,000	USD	34,955,721	Goldman Sachs Group Inc.	9/14/20	262,012

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	8,460,000,000	USD	11,002,731	HSBC Securities Inc.	9/15/20	$176,987
CLP	17,410,000,000	USD	21,422,419	HSBC Securities Inc.	9/15/20	1,584,542
CLP	18,000,000,000	USD	22,003,545	HSBC Securities Inc.	9/15/20	1,783,089
KRW	40,500,000,000	USD	33,823,284	HSBC Securities Inc.	9/15/20	175,331
USD	10,754,055	CLP	8,460,000,000	HSBC Securities Inc.	9/15/20	(425,663)
USD	6,879,928	KRW	8,220,000,000	HSBC Securities Inc.	9/15/20	(20,532)
USD	18,833,445	KRW	22,570,000,000	HSBC Securities Inc.	9/15/20	(113,438)
USD	15,310,407	NOK	142,200,000	Citibank N.A.	9/17/20	(315,894)
NOK	420,500,000	USD	44,090,509	HSBC Securities Inc.	9/17/20	2,118,069
USD	11,244,049	NOK	107,700,000	HSBC Securities Inc.	9/17/20	(591,061)
USD	18,084,732	NOK	170,600,000	HSBC Securities Inc.	9/17/20	(662,435)
USD	36,681,178	EUR	32,630,000	Citibank N.A.	10/2/20	(1,807,727)
EUR	32,630,000	USD	36,359,152	HSBC Securities Inc.	10/2/20	2,129,753
BRL	39,920,000	USD	7,438,186	HSBC Securities Inc.	10/9/20	195,707
BRL	39,920,000	USD	7,434,030	HSBC Securities Inc.	10/9/20	199,862
BRL	76,160,000	USD	14,625,903	HSBC Securities Inc.	10/9/20	(61,843)
USD	5,107,044	BRL	27,600,000	HSBC Securities Inc.	10/9/20	(170,897)
USD	29,447,194	BRL	153,520,000	HSBC Securities Inc.	10/9/20	89,599
USD	22,860,687	PLN	90,310,000	Citibank N.A.	10/16/20	(1,265,174)
USD	32,471,700	COP	118,900,000,000	JPMorgan Chase & Co.	10/16/20	800,539
KRW	31,840,000,000	USD	26,597,611	Citibank N.A.	10/20/20	138,326
IDR	394,900,000,000	USD	26,674,881	JPMorgan Chase & Co.	10/27/20	138,198
USD	26,169,649	IDR	394,900,000,000	JPMorgan Chase & Co.	10/27/20	(643,430)
KRW	37,200,000,000	USD	31,089,382	Citibank N.A.	10/28/20	149,359
RUB	1,050,000,000	USD	14,687,369	Citibank N.A.	10/29/20	(678,590)
RUB	1,052,000,000	USD	14,627,771	Citibank N.A.	10/29/20	(592,308)
PLN	83,200,000	USD	22,136,432	Citibank N.A.	10/30/20	92,351
USD	75,052,906	NZD	112,870,000	JPMorgan Chase & Co.	11/4/20	195,903
PEN	50,800,000	USD	14,480,773	HSBC Securities Inc.	11/6/20	(126,127)

Total						$1,490,341

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Quarterly Report	7

BrandywineGLOBAL —  Global Unconstrained Bond Fund

Schedule of Investments (unaudited) (cont’d)	July 31, 2020

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$289,398,447	—	$289,398,447
U.S. Government & Agency
Obligations	—	158,856,127	—	158,856,127
Sovereign Bonds	—	146,193,415	—	146,193,415
Collateralized Mortgage
Obligations	—	90,002,969	—	90,002,969
Asset-Backed Securities	—	18,657,334	—	18,657,334

Total Long-Term Investments	—	703,108,292	—	703,108,292

Short-Term Investments†	$31,955,555	—	—	31,955,555

Total Investments	$31,955,555	$703,108,292	—	$735,063,847

Other Financial Instruments:
Futures Contracts	$2,731,084	—	—	$2,731,084
Forward Foreign Currency Contracts	—	$31,717,683	—	31,717,683

Total Other Financial Instruments	$2,731,084	$31,717,683	—	$34,448,767

Total	$34,686,639	$734,825,975	—	$769,512,614

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$30,227,342	—	$30,227,342

†	See Schedule of Investments for additional detailed categorizations.

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